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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 04/30/02
PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 05/15/03.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2002

Check here if Amendment: [ X ]    Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       1





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                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 83

Form 13F Information Value Total (thousands): $54,079


                                       2





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                                           EDWARD O. THORP & ASSOCIATES
                                                     FORM 13F
                                                  MARCH 28, 2002

                                                                                                              VOTING AUTHORITY
                                                                                                         --------------------------

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
A G EDWARDS INC                COM              281760108    1469    33400    SH      Sole                   33400
ABBOTT LABORATORIES            COM              002824100    1468    27900    SH      Sole                   27900
ACE LTD-ORD                    COM              g0070k103     580    13900    SH      Sole                   13900
ALLEN TELECOM INC              COM              018091108     344    51500    SH      Sole                   51500
AMBAC FINANCIAL GROUP INC (FOR COM              023139108     378     6400    SH      Sole                    6400
AMETEK INC NEW                 COM              031100100     231     6200    SH      Sole                    6200
AZTAR CORP                     COM              054802103     574    26200    SH      Sole                   26200
BANK OF AMER CORP              COM              060505104     803    11800    SH      Sole                   11800
BARNES & NOBLE INC             COM              067774109     263     8500    SH      Sole                    8500
BECTON DICKINSON & CO          COM              075887109     245     6500    SH      Sole                    6500
BELDEN INC                     COM              077459105     276    11600    SH      Sole                   11600
BEMIS CO INC                   COM              081437105     707    13400    SH      Sole                   13000
BORG WARNER AUTOMOTIVE INC     COM              099724106    1554    24700    SH      Sole                   24700
BOWATER INC                    COM              102183100     309     6200    SH      Sole                    6200
CABLE & WIRELESS PLC SPONSORED COM              126830207     352    35800    SH      Sole                   35800
CABLEVISION SYSTEMS CORP-CL A  COM              12686c109     503    14800    SH      Sole                   14800
CATELLUS DEV CORP COM          COM              149111106     690    35100    SH      Sole                   35100
CHARLES SCHWAB CORP NEW        COM              808513105     746    57000    SH      Sole                   57000
CITIGROUP INC                  COM              172967101     248     5000    SH      Sole                    5000
CKE RESTAURANTS INC            COM              12561e105     183    20500    SH      Sole                   20500
CLAIRES STORES INC             COM              179584107    1286    66000    SH      Sole                   66000
CLEAR CHANNEL COMMUNICATIONS I COM              184502102     668    13000    SH      Sole                   13000
COMMERCIAL METALS CO           COM              201723103     378     9000    SH      Sole                    9000
COOPER COMPANIES INC NEW (THE) COM              216648402     422     8900    SH      Sole                    8900
CYPRESS SEMICONDUCTOR CORP     COM              232806109     396    17200    SH      Sole                   17200
DEERE & CO                     COM              244199105    1130    24800    SH      Sole                   24800
DOVER CORP                     COM              260003108     779    19000    SH      Sole                   19000
ELCOR CORP                     COM              284443108     384    17300    SH      Sole                   17300
ELECTRONIC DATA SYSTEMS CORP N COM              285661104     360     6200    SH      Sole                    6200
FAMILY DOLLAR STORES INC       COM              307000109     395    11800    SH      Sole                   11800
FISHER SCIENTIFIC INTL INC NEW COM              338032204     239     8500    SH      Sole                    8500
FLEETBOSTON FINL CORP          COM              339030108     311     8900    SH      Sole                    8900
FRANKLIN RESOURCES INC         COM              354613101    1409    33600    SH      Sole                   33600
GERBER SCIENTIFIC INC          COM              373730100     112    15200    SH      Sole                   15200
HANDLEMAN CO                   COM              410252100     337    32800    SH      Sole                   32800
HUGHES SUPPLY INC              COM              444482103     639    16400    SH      Sole                   16400
IMPERIAL OIL LTD NEW           COM              453038408     379    12700    SH      Sole                   12700
INGERSOLL RAND CO LTD CL A     COM              g4776g101    1411    28200    SH      Sole                   28200
IVAX CORP                      COM              465823102     287    17900    SH      Sole                   17900
JOHNSON CONTROLS INC           COM              478366107     601     6800    SH      Sole                    6800
LEAR CORP                      COM              521865105    1076    22600    SH      Sole                   22600
LINCOLN NATIONAL CORP-IND      COM              534187109     406     8000    SH      Sole                    8000
LSI LOGIC CORP COM             COM              502161102    1504    88500    SH      Sole                   88500
LYONDELL CHEMICAL COMPANY      COM              552078107     247    14900    SH      Sole                   14900
M I SCHOTTENSTEIN HOMES INC NE COM              55305b101     827    14600    SH      Sole                   14600
MATSUSHITA ELECTRIC INDUSTRIAL COM              576879209     704    57000    SH      Sole                   57000
MBIA INC                       COM              55262c100     809    14800    SH      Sole                   14800
MEADWESTVACO CORP              COM              583334107     812    24500    SH      Sole                   24500
MGM MIRAGE                     COM              552953101     424    11700    SH      Sole                   11700
MUELLER INDUSTRIES INC         COM              624756102     896    25600    SH      Sole                   25600
NATIONAL FUEL GAS CO           COM              636180101     416    17100    SH      Sole                   17100
NDCHEALTH CORP                 COM              639480102     415    11400    SH      Sole                   11400
NEWFIELD EXPLORATION CO        COM              651290108     455    12300    SH      Sole                   12300
OCEAN ENERGY INC               COM              67481e106    1510    76300    SH      Sole                   76300
P H GLATFELTER CO COM          COM              377316104     183    10200    SH      Sole                   10200
PEPSICO INC                    COM              713448108     870    16900    SH      Sole                   16900
PFIZER INC                     COM              717081103    1045    26300    SH      Sole                   26300
PIONEER NATURAL RESOURCES CO   COM              723787107    1135    50900    SH      Sole                   50900
PLANTRONICS INC NEW            COM              727493108     364    17400    SH      Sole                   17400
PRAXAIR INC COM                COM              74005p104     610    10200    SH      Sole                   10200
PULITZER INC                   COM              745769109     588    11000    SH      Sole                   11000
REEBOK INTERNATIONAL LTD       COM              758110100    1289    47700    SH      Sole                   47700
REPSOL YPF SA SPONSORED ADR    COM              76026t205     171    13500    SH      Sole                   13500
SCHERING PLOUGH CORP           COM              806605101     920    29400    SH      Sole                   29400
SEARS ROEBUCK & CO             COM              812387108     441     8600    SH      Sole                    8600
ST PAUL COMPANIES INC          COM              792860108     514    11200    SH      Sole                   11200
STANLEY WORKS                  COM              854616109    1494    32300    SH      Sole                   32300
TAUBMAN CENTERS INC            COM              876664103     977    64900    SH      Sole                   64900
TEKTRONIX INC                  COM              879131100     814    34400    SH      Sole                   34400
TEXAS INSTRUMENTS INC          COM              882508104     477    14400    SH      Sole                   14400
TRANSATLANTIC HOLDINGS INC     COM              893521104     550     6700    SH      Sole                    6700
UNILEVER N V NEW YORK SHS NEW  COM              904784709     358     6300    SH      Sole                    6300
UNITED DOMINION REALTY TRUST I COM              910197102     394    24900    SH      Sole                   24900
UNIVERSAL HEALTH SERVICES INC  COM              913903100     309     7500    SH      Sole                    7500
VENATOR GROUP INC              COM              922944103    1516    93700    SH      Sole                   93700
VERIZON COMMUNICATIONS         COM              92343v104    1023    22200    SH      Sole                   22200
VIACOM INC-CL A                COM              925524100     680    14000    SH      Sole                   14000
WALT DISNEY CO HOLDING CO      COM              254687106     205     8900    SH      Sole                    8900
WASTE MANAGEMENT INC DEL       COM              94106l109     766    28100    SH      Sole                   28100
XTO ENERGY INC                 COM              98385x106    1099    54800    SH      Sole                   54800
BANCO BILBAO VIZCAYA ARGENTARI ADR              05946k101     384    32600    SH      Sole                   32600
BHP BILLITON LTD SPONSORED ADR ADR              088606108     173    14100    SH      Sole                   14100
ENERSIS SA-SPONSORED ADR       ADR              29274f104     382    42300    SH      Sole                   42300
REPORT SUMMARY                 83    DATA RECORDS           54079                    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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